Prepaid and Accrued Expenses (Tables)	11 Months Ended
Dec. 31, 2021
Prepaid And Accrued Expenses [Abstract]
Schedule of Accrued Expenses
The Company’s accrued expenses consisted of the following:

	December 31, 2021	January 31, 2021
Accounting and audit	$152,800	$875
Legal costs	100,000	171,450
Employee related	4,687	—
Investor relations	—	2,323

Total accrued expenses	$257,487	$174,648